SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Federal	$ 112,947	$ 46,572
State	1,456
Total current	114,403	46,572
Federal
State
Total deferred
Total	$ 114,403	$ 46,572